Schedule 1	12 Months Ended
Dec. 31, 2025
Schedule 1 [Abstract]
SCHEDULE 1
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Assets:
Cash and cash equivalents	222,236	5,495	786
Amounts due from subsidiaries and VIEs	1,446,536	1,880,383	268,891
Other receivables	4,916	—	—
Investments in subsidiaries and VIEs	2,127,412	2,020,241	288,891
Total assets	3,801,100	3,906,119	558,568
Liabilities:
Accrued expenses and other liabilities	199,323	194,254	27,779
Total liabilities	199,323	194,254	27,779
Shareholders’ Equity:
Class A ordinary shares (US$0.00001 par value; 4,600,000,000 shares authorized, 174,304,260 shares issued and outstanding as of December 31, 2024 and 2025)	1	1	—
Class B ordinary shares (US$0.00001 par value; 200,000,000 shares authorized; 61,162,400 shares issued and outstanding as of December 31, 2024 and 2025)	1	1	—
Additional paid-in capital	5,712,976	5,713,030	816,952
Accumulated Deficit	(2,311,064)	(2,142,863)	(306,425)
Accumulated other comprehensive income	199,863	141,696	20,262
Total shareholders’ equity	3,601,777	3,711,865	530,789
Total liabilities and shareholders’ equity	3,801,100	3,906,119	558,568
	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2025
	RMB	RMB	RMB	US$
Equity in (loss) income of subsidiaries and VIEs	(184,091)	60,237	143,837	20,568
Operating costs and expenses	25,212	(33,909)	(22,637)	(3,237)
Interest income	18,689	23,656	47,001	6,721
Net (loss) income	(140,190)	49,984	168,201	24,052
	Year ended December 31,	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net (loss) income	(140,190)	49,984	168,201	24,052
Other comprehensive income
Foreign currency translation adjustments	74,021	34,854	(58,167)	(8,318)
Comprehensive (loss) Income	(66,169)	84,838	110,034	15,734
	Year ended December 31,	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net (loss) income	(140,190)	49,984	168,201	24,052
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Equity in earnings (loss) of subsidiaries and VIEs	184,091	(60,237)	(143,837)	(20,568)
Share-based compensation expense	(72,133)	(959)	54	8
Changes in operating assets and liabilities:
Other receivables	(8,586)	3,670	4,916	703
Accrued expenses and other liabilities	45,311	41,629	(5,070)	(725)
Amounts due from subsidiaries and VIEs	(48,780)	47,114	(433,847)	(62,039)
Net cash (used in) provided by operating activities	(40,287)	81,201	(409,583)	(58,569)
Cash Flows from Investing Activities:
Disposal of long-term investments	(2,765)	—	—	—
Purchase of marketable securities	—	(325,561)	(277,277)	(39,650)
Disposals of marketable securities	—	—	483,017	69,071
Net cash (used in) provided by investing activities	(2,765)	(325,561)	205,740	29,421
Cash Flows from Financing Activities:
Proceeds from exercise of share options	—	—	—	—
Net cash provided by financing activities	—	—	—	—
Effect of exchange rate changes	24,798	86,636	(12,898)	(1,845)
Net decrease in cash and cash equivalents	(18,254)	(157,724)	(216,741)	(30,993)
Cash and cash equivalents at beginning of year	398,214	379,960	222,236	31,779
Cash and cash equivalents at end of year	379,960	222,236	5,495	786
1.	Schedule I has been provided pursuant to the requirements of Rule 12-04 and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.	The condensed financial information of 9F Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, VIEs and the VIEs subsidiaries.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Group. No dividends were paid by the Group’s subsidiaries and VIEs to the parent company in 2023, 2024 and 2025.

4.	As of December 31, 2025, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Group, except for those which have been separately disclosed in the consolidated financial statements.